2. LOANS: Schedule of Allowance for loan losses on a collectively evaluated, single portfolio segment basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
Allowance for Loan Losses, Starting Balance	$ 43,000,000	$ 42,500,000
Provision for Loan Losses	59,695,588	39,207,197
Charge-Offs	(66,682,422)	(53,570,647)
Recoveries	16,986,534	14,863,450
Allowance for Loan Losses, Ending Balance	53,000,000	43,000,000
Finance Receivables, Ending Balance	$ 840,458,743	$ 729,783,655